Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures of Cash Flow Information
Supplemental Disclosures of Cash Flow Information

14. Supplemental Disclosures of Cash Flow Information

        Non-cash investing and financing activities are comprised of the following for the years ended December 31, 2010, 2011 and 2012:

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Dividends declared to Holdings by the Company(1)	$(12,600)	$(5,240)	$(5,240)
Notes issued with acquisitions(2)	—	1,020	1,844
Liabilities assumed with acquisitions(2)	48,479	701	107
Contingent consideration related to acquisitions(2)	—	—	1,500
(1)
Recorded in accrued other liabilities on the consolidated balance sheet of the Company.

(2)
Refer to Footnote 2—Acquisitions.